Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Held-to-maturity, fair value		$ 66,275	$ 74,088
Available-for-sale securities	[1]	85,992	69,706
Loans held-for-sale, mortgage loans carried at fair value		2,251	2,011
Time deposits		$ 5,754	$ 2,818
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, authorized (in shares)		4,000,000,000	4,000,000,000
Common stock, issued (in shares)		2,125,725,742	2,125,725,742
Common stock in treasury (in shares)		565,929,654	567,732,687
Asset Pledged as Collateral with Right
Available-for-sale securities		$ 320	$ 338
Other assets, trading securities pledged as collateral		$ 7,501	$ 3,548

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.